Shareholder Report	6 Months Ended	120 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000240584
Shareholder Report [Line Items]
Fund Name	Fulcrum Diversified Absolute Return Fund
Class Name	Institutional Class
Trading Symbol	FARIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fulcrum Diversified Absolute Return Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fulcrumassetfunds.com/. You can also request this information by contacting us at 855-538-5278
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-538-5278
Additional Information Website	https://www.fulcrumassetfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fulcrum Diversified Absolute Return Fund	$60	1.18%Footnote Reference*

            * annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (July 31, 2015)
Fulcrum Diversified Absolute Return Fund	0.79%	7.14%	4.71%	2.97%
ICE BofA 3-Month U.S. Treasury Bill Index	2.57%	5.28%	2.48%	1.88%
Bloomberg Global Aggregate USD Hedged Index	3.26%	3.39%	0.48%	2.07%

Performance Inception Date		Jul. 31, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 192,702,611	$ 192,702,611
Holdings Count | Holding	1,312	1,312
Advisory Fees Paid, Amount	$ 742,882
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$192,702,611 Number of Portfolio Holdings1,312 Advisory Fee (net of waivers)$742,882 Portfolio Turnover56%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	14.1%
Purchased Options	5.3%
U.S. Government & Agencies	80.6%

C000240582
Shareholder Report [Line Items]
Fund Name	Fulcrum Diversified Absolute Return Fund
Class Name	Super Institutional Class
Trading Symbol	FARYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fulcrum Diversified Absolute Return Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fulcrumassetfunds.com/. You can also request this information by contacting us at 855-538-5278
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-538-5278
Additional Information Website	https://www.fulcrumassetfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fulcrum Diversified Absolute Return Fund	$55	1.09%Footnote Reference*

            * annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (July 31, 2015)
Fulcrum Diversified Absolute Return Fund	0.87%	7.19%	4.81%	3.03%
ICE BofA 3-Month U.S. Treasury Bill Index	2.57%	5.28%	2.48%	1.88%
Bloomberg Global Aggregate USD Hedged Index	3.26%	3.39%	0.48%	2.07%

Performance Inception Date		Jul. 31, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 192,702,611	$ 192,702,611
Holdings Count | Holding	1,312	1,312
Advisory Fees Paid, Amount	$ 742,882
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$192,702,611 Number of Portfolio Holdings1,312 Advisory Fee (net of waivers)$742,882 Portfolio Turnover56%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	14.1%
Purchased Options	5.3%
U.S. Government & Agencies	80.6%